Mortgage Loan On Real Estate (Changes In Mortgage Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loan On Real Estate [Abstract]
Balance at beginning of year	$ 200,164	$ 185,000	$ 185,000
New mortgage loans and additional advances on existing loans	7,836	15,164
Mortgage loans on real estate including additions during year	208,000	200,164	185,000
Collection of principal	(43,000)
Deductions during year	(43,000)
Balance at end of year	$ 165,000	$ 200,164	$ 185,000